SEGMENT REPORTING (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues from External Customers and Long-Lived Assets
Net revenues	¥ 251,327	$ 49,053	¥ 341,495	¥ 17,431,858	¥ 73,148,556
Greater China
Revenues from External Customers and Long-Lived Assets
Net revenues		26,158	182,107	16,430,205	19,690,716
North America
Revenues from External Customers and Long-Lived Assets
Net revenues		0	0	0	51,156,109
Other areas
Revenues from External Customers and Long-Lived Assets
Net revenues		$ 22,895	¥ 159,388	¥ 1,001,653	¥ 2,301,731